Note 15 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Breakdown by entities (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates
Joint ventures	€ 179	€ 173
Associates	1,459	1,405
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES	€ 1,638	€ 1,578